Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Accounts receivable	$ 29,028,826	$ 24,660,089	$ 12,274,970
Allowance for doubtful accounts:
Balance at beginning of the year	(1,286,120)	(1,295,149)
Additions/(reversals) charged to bad debt expense	(4,104,458)	(11,422)	(1,295,149)
Write-off	3,616,076	15,379
Foreign exchange effect	310	5,072
Balance at end of the year	(1,774,192)	(1,286,120)	(1,295,149)
Accounts receivable, net	$ 27,254,634	$ 23,373,969	$ 10,979,821